Long-Term Debt (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended			0 Months Ended
	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Standby letters of credit [Member]	Dec. 31, 2012 Junior Subordinated Debt [Member]	Dec. 31, 2011 Junior Subordinated Debt [Member]	Sep. 30, 2010 Junior Subordinated Debt [Member]	Jun. 30, 2010 Junior Subordinated Debt [Member]	Nov. 19, 2002 Mortgages [Member] Installment	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member]	May 13, 2009 Notes payable [Member] Installment	Dec. 31, 2011 Notes payable [Member]
Long Term Debt (Textual) [Abstract]
Long term advances			$ 1,500,000	$ 14,000,000			$ 11,500,000
Interest rate			4.08%		0.44%	4.08%
Fixed rate junior subordinated debt securities per security										1,000	1,000
Minimum investment required under private placement										50,000	50,000
Securities have a final maturity date	Dec. 31, 2018	Dec. 31, 2018
Debt instrument earliest redemption date	Dec. 31, 2013	Dec. 31, 2013
Note bears interest								5.75%				6.00%			3.43%
Proceeds from Private placement, outstanding balance			12,673,000	25,233,000					11,100,000			129,000	56,000	65,000	200,000	100,000
Final maturity drops period								5 years
Tier 2 capital excluded								0
Reclassification of private placement proceeds to Tier 2 capital			11,100,000
Note bears interest paid quarterly installment												60			4
Note bears interest annual payment												3,277			50,000
Long Term Debt (Additional Textual) [Abstract]
Line of credit			53,000,000
Remaining borrowing availability			$ 38,500,000
Percentage of proceeds from sale of securities imposed as reduction			20.00%